Condensed Carve out Consolidated Interim Statements of Financial Position	Jan. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 2,322,008	$ 1,334,343
Restricted cash		29,557
Other receivables	25,356	149,376
Prepaids	6,837	77,053
TOTAL ASSETS	2,354,201	1,590,329
Current liabilities
Accounts payable and accrued liabilities	1,110,564	1,798,599
Convertible note liability	2,500,000
Derivative warrant liabilities	776,608
TOTAL LIABILITIES	7,463,330	1,798,599
EQUITY
Share Capital	35,720,980	5,934,141
Accumulated Deficit	(40,993,279)	(6,291,875)
Foreign Currency Translation Reserve (OCI)	163,170	149,464
NET DEFICIT	(5,109,129)	(208,270)
TOTAL LIABILITIES AND NET DEFICIT	2,354,201	$ 1,590,329
NCAC Sponsor
Current liabilities
Due to related party	1,615,501
Psyence Group Inc
Current liabilities
Due to related party	$ 1,460,657